Long-Term Investment (Details) ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	May 31, 2025 HKD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Long-Term Investment [Abstract]
Invested in shares | $	$ 103,950
Number of shares invested (in Shares) | shares	13,413
Fair value of long-term investment		¥ 96,738	$ 13,833	$ 107,669
Fair value gain on investment		¥ 3,524	$ 504	$ 3,719